Operating Segments - Summary of Information about Each Reportable Segment and Reconciliation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Regional corporate costs	$ (793)	$ (858)	$ (717)
Net interest income/ (expenses)	98	(57)	(1,675)
Other income (expenses)	8	7	12
Income tax expense	(19)	(6)	(3)
Depreciation and amortization	(145)	(150)	(345)
Stock-based compensation expenses	(304)	(412)	(357)
Unrealized foreign exchange gain	2
Unrealized foreign exchange (loss)		(2)	(1)
Impairment losses on goodwill and non-financial assets		(5)	(15)
Fair value changes on investments	(38)	(294)	37
Restructuring costs	(56)	(8)	(1)
Legal, tax and regulatory settlement provisions	(9)	(20)	(12)
Share listing and associated expenses	0	0	(353)
Loss for the year	(485)	(1,740)	(3,555)
Reportable segments [member]
Disclosure of operating segments [line items]
Total reportable Segment	771	65	(125)
Reportable segments [member] | Deliveries [Member]
Disclosure of operating segments [line items]
Total reportable Segment	313	(35)	(130)
Reportable segments [member] | Mobility [Member]
Disclosure of operating segments [line items]
Total reportable Segment	676	494	345
Reportable segments [member] | Financial Services [Member]
Disclosure of operating segments [line items]
Total reportable Segment	(294)	(415)	(349)
Reportable segments [member] | Enterprise and new initiatives [Member]
Disclosure of operating segments [line items]
Total reportable Segment	$ 76	$ 21	$ 9